EARNINGS PER SHARE (Calculation of Basic Earnings per Share and Diluted Earnings per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income/(loss) available to ordinary shareholders	$ 32,415	196,222	(26,776)	351,531
Dilutive effect of issuance and buy-back of convertible bonds		0	0	(845)
Dilutive effect of issuance of convertible notes		0	0	(232,278)
Net income/(loss) for diluted earnings		196,222	(26,776)	118,408
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	92,676,258	92,676,258	90,804,777	84,221,665
Dilutive effect of share options	741,386	741,386	0	1,951,850
Dilutive effect of convertible bonds	0	0	0	671,670
Dilutive effect of convertible notes	0	0	0	7,454,208
Denominator for diluted earnings per share	93,417,644	93,417,644	90,804,777	94,299,393
Basic earnings per share	$ 0.35	2.12	(0.29)	4.17
Diluted earnings per share	$ 0.35	2.10	(0.29)	1.26